UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21122

Clarion Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin
Clarion Value Fund Master, LLC
230 Park Avenue
New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Attached hereto.

CLARION VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS July 31, 2009 (Unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (96.00%)

Ansonia CDO Ltd.	5.702% due 07/28/2046 (a)	$2,860,980	$203,130	(c),(d),(g),(h)
Ansonia CDO Ltd.	1.539% due 03/25/2019 (a)	8,750,000	71,750	(c),(d),(g),(h)
Ansonia CDO Ltd.	1.035% due 10/25/2056 (a)	6,250,000	50,625	(c),(d),(g),(h)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (a)	2,000,000	—	(c),(d),(g),(h)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (a)	2,000,000	—	(c),(d),(g),(h)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044	8,000,000	6,494,520	(d),(f)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035 (a)	9,054,108	5,341,924	(d),(f)
Banc of America Commercial Mortgage, Inc.	0.606% due 02/10/2051 (a)	251,654,381	4,151,291	(d),(e),(f)
Banc of America Commercial Mortgage, Inc.	5.292% due 07/10/2045	5,731,000	1,260,820	(d),(f)
Banc of America Commercial Mortgage, Inc.	5.499% due 11/10/2041 (a)	8,033,500	905,375	(d),(f)
Banc of America Commercial Mortgage, Inc.	5.325% due 07/10/2045 (a)	4,385,000	274,062	(d),(f)
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032 (a)	10,000,000	200,000	(d)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (a)	12,300,000	3,075,000	(d)
Bear Stearns Commercial Mortgage Securities, Inc.	5.634% due 12/11/2040	5,000,000	1,150,000	(d),(f)
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030 (a)	10,000,000	8,000,000	(d)
Chase Commercial Mortgage Securities Corp.	7.480% due 02/12/2016 (a)	2,000,000	1,300,000	(d),(f)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029 (a)	1,261,905	1,219,631	(d)
Citi Group/ Deutsche Bank, Inc.	5.399% due 07/15/2044	8,994,000	8,788,856	(f)
Citi Group/ Deutsche Bank, Inc.	0.897% due 12/11/2049 (a)	40,500,000	1,117,841	(d),(e),(f)
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031 (a)	7,323,000	5,492,250	(d)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (a)	5,115,000	4,194,300	(d),(f)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (a)	2,500,000	1,750,000	(d),(f)
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044	10,000,000	9,474,810	(d)
Commercial Mortgage Pass-Through Certificates	4.221% due 03/10/2039	3,964,218	3,973,812
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (a)	2,000,000	260,000	(d),(f)
Credit Suisse Mortgage Capital Certificates	6.004% due 09/15/2039	5,000,000	3,909,920	(d),(f)
Credit Suisse Mortgage Capital Certificates	6.004% due 09/15/2039 (a)	9,000,000	360,000	(d),(f)
Credit Suisse Mortgage Capital Certificates	6.004% due 09/15/2039 (a)	7,000,000	315,000	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049 (a)	4,000,000	100,000	(d)
Crown Castle Towers LLC	6.065% due 11/15/2036 (a)	3,490,000	3,315,500	(d)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (a)	19,196,000	4,462,920	(d),(f)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	2,400,000	2,349,470	(d)
CS First Boston Mortgage Securities Corp.	1.243% due 10/15/2039 (a)	106,601,789	2,184,164	(e),(f)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	2,500,000	1,375,000	(d)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040	5,000,000	1,150,000	(d),(f)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040 (a)	5,000,000	950,000	(d),(f)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (a)	17,523,000	888,696	(d),(f)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	6,025,000	860,000	(d)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (a)	5,200,000	572,000	(d)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036 (a)	7,767,000	524,085	(d),(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (a)	4,479,000	447,900	(c),(d),(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (a)	3,500,000	420,000	(d),(f)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (a)	2,000,000	148,000	(d),(f)
CS First Boston Mortgage Securities Corp.	4.783% due 07/15/2036 (a)	3,923,000	78,460	(d),(f)
CS First Boston Mortgage Securities Corp.	5.875% due 07/15/2036 (a)	2,000,000	60,000	(d),(f)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (a)	8,200,000	5,740,000	(d)
DLJ Commercial Mortgage Corp.	7.600% due 02/15/2031 (a)	2,100,000	1,900,710	(d),(f)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	12,800,000	1,731,000	(c),(d)
DLJ Commercial Mortgage Corp.	8.599% due 11/10/2033	7,000,000	1,680,000	(d),(f)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,527,971	699,995	(c),(d)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	67,436	(c),(d)
DR Structured Finance Corp.	8.375% due 08/15/2015	392,791	139,833	(c),(d)
DR Structured Finance Corp.	6.660% due 08/15/2010	161,927	76,106	(c),(d)
First Union -Lehman Brothers-Bank of America	6.730% due 11/18/2035	2,452,867	2,484,728	(d)
First Union National Bank Commercial Mortgage Corp.	6.155% due 08/15/2033 (a)	1,480,000	740,000	(d)
GE Capital Commercial Mortgage Corp.	5.984% due 12/10/2049 (a)	3,000,000	45,000	(d),(f)
GE Capital Commercial Mortgage Corp.	3.915% due 11/10/2038	4,512,090	4,507,194
GE Capital Commercial Mortgage Corp.	0.591% due 01/10/2038 (a)	124,188,490	2,766,050	(d),(e),(f)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	3,000,000	2,635,305	(d),(f)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	1,292,872	(d),(f)
GE Capital Commercial Mortgage Corp.	5.513% due 11/10/2045	5,481,000	1,151,010	(d),(f)
GE Capital Commercial Mortgage Corp.	5.393% due 05/10/2043 (a)	2,972,000	200,313	(d),(f)
GE Capital Commercial Mortgage Corp.	5.370% due 06/10/2048 (a)	2,200,000	88,000	(d),(f)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (a)	7,835,805	1,175,371	(d)
GS Mortgage Securities Corp. II	0.875% due 07/10/2039 (a)	161,087,291	2,614,608	(e),(f)

CLARION VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS July 31, 2009 (Unaudited)

		Principal Amount	Value

GS Mortgage Securities Corp. II	4.845% due 10/10/2028 (a)	2,000,000	700,000	(d),(f)
GS Mortgage Securities Corp. II	5.701% due 12/20/2049 (a)	5,000,000	682,500	(c),(d),(f),(g)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	15,005,000	150,050	(d)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	8,752,000	43,760	(c)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	4,275,000	53,437	(d)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	2,500,000	37,500	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037	7,000,000	6,851,215	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.761% due 05/15/2045	236,050,282	5,225,917	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.827% due 02/15/2051	4,507,000	4,501,006	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.640% due 05/15/2047	231,801,903	4,135,578	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.456% due 06/12/2047	312,324,903	3,922,176	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.739% due 02/15/2051	162,582,494	2,708,462	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.527% due 01/12/2043	10,000,000	2,300,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.150% due 11/15/2035 (a)	4,954,500	1,089,990	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.566% due 06/12/2041	4,000,000	960,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.639% due 07/15/2041 (a)	7,631,000	763,100	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.626% due 10/12/2035 (a)	4,469,750	625,765	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.527% due 01/12/2043 (a)	2,770,000	526,300	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (a)	6,513,000	506,060	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.260% due 02/15/2051	2,382,000	424,949	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.541% due 08/12/2037 (a)	2,910,000	276,450	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.779% due 05/15/2045 (a)	2,000,000	237,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.989% due 05/15/2047 (a)	5,500,000	220,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	19,300,000	191,119	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.260% due 02/15/2051 (a)	3,600,000	169,200	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.260% due 02/15/2051	800,000	150,240	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.312% due 08/15/2042 (a)	2,500,000	125,000	(d),(f)
LB UBS Commercial Mortgage Trust	5.532% due 03/15/2032	6,300,000	6,360,398	(d)
LB UBS Commercial Mortgage Trust	5.933% due 07/15/2040	6,000,000	5,614,224	(d)
LB UBS Commercial Mortgage Trust	5.866% due 09/15/2045	5,000,000	4,071,320	(f)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031	3,000,000	3,176,694	(d)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (a)	5,091,000	1,781,850	(d),(f)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037	2,500,000	1,564,500	(d),(f)
LB UBS Commercial Mortgage Trust	6.451% due 07/15/2040 (a)	19,095,000	924,198	(d),(f)
LB UBS Commercial Mortgage Trust	5.224% due 07/15/2037 (a)	11,052,000	824,160	(d),(f)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (a)	3,000,000	360,000	(d),(f)
LB UBS Commercial Mortgage Trust	5.224% due 07/15/2037 (a)	3,618,000	198,990	(d),(f)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029	10,000,000	8,000,000	(d),(f)
Merrill Lynch Mortgage Trust	5.242% due 11/12/2037 (a)	3,579,000	387,740	(d)
Merrill Lynch Mortgage Trust	5.379% due 07/12/2038 (a)	2,500,000	289,000	(d),(f)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (a)	3,675,000	257,250	(d),(f)
Merrill Lynch Mortgage Trust	5.411% due 09/12/2042 (a)	3,200,000	160,000	(d)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (a)	3,107,000	124,280	(d)
Merrill Lynch/Countrywide Commercial Mortgage	0.726% due 08/12/2048	239,029,059	4,233,922	(d),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage	0.811% due 12/12/2049	142,114,968	3,096,259	(d),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage	0.681% due 09/12/2049	153,939,742	2,985,815	(d),(e),(f)
Morgan Stanley Capital I	6.076% due 06/11/2049	5,025,000	4,113,174	(d),(f)
Prudential Securities Secured Financing	7.019% due 04/15/2013	3,000,000	2,400,000	(d),(f)
Salomon Brothers Mortgage Securities	7.000% due 05/18/2032 (a)	1,000,000	750,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.924% due 06/15/2049	8,200,000	7,713,453	(d),(f)
Wachovia Bank Commercial Mortgage Trust	1.473% due 10/15/2017 (a)	9,430,000	5,658,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.308% due 11/15/2048	6,000,000	4,948,020	(d)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	3,850,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047	5,000,000	3,443,575	(d)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (a)	2,500,000	1,475,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	0.435% due 04/15/2047 (a)	144,976,397	1,403,227	(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (a)	14,396,000	1,040,345	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (a)	8,918,000	989,898	(d)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (a)	6,688,000	577,174	(d)
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035 (a)	6,327,000	442,890	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035 (a)	5,189,000	424,896	(f)
Wachovia Bank Commercial Mortgage Trust	6.022% due 12/15/2043 (a)	12,500,000	312,500	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.438% due 10/15/2035 (a)	5,000,000	312,500	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (a)	4,036,500	251,878	(d),(f)
Wachovia Bank Commercial Mortgage Trust	6.145% due 10/15/2048 (a)	5,000,000	225,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	6.155% due 10/15/2048 (a)	5,000,000	175,000	(d),(f)

CLARION VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS July 31, 2009 (Unaudited)

		Principal Amount	Value

Wachovia Bank Commercial Mortgage Trust	5.929% due 06/15/2049 (a)	3,000,000	120,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.469% due 04/15/2042 (a)	1,000,000	117,600	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.968% due 04/15/2047 (a)	2,000,000	40,000	(d),(f)

Total Commercial Mortgage-Backed Securities (Cost $555,719,322)			247,728,147

CORPORATE BOND (0.95%)

Hospitality Properties Trust	9.125% due 07/15/2010	2,500,000	2,451,437

Total Corporate Bond (Cost $2,584,898)			2,451,437

UNITED STATES GOVERNMENT OBLIGATION (1.10%)

US Treasury Note	1.875% due 04/30/2014	2,900,000	2,825,688

Total United States Government Obligation (Cost $2,882,821)			2,825,688

TOTAL SECURITIES (98.05%) (Cost $561,187,041) (b)			253,005,272

OTHER ASSETS, NET OF LIABILITIES (1.95%)			5,034,189

NET ASSETS (100.00%)			$258,039,461

(a)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The value of these securities at July 31, 2009 was $96,315,563 or 37.33% of net assets.

(b)

The cost for federal income tax purposes was $561,187,041. At July 31, 2009 net unrealized depreciation for all securities based on tax cost was $308,181,769. This consisted of aggregate gross unrealized appreciation for all securities of $6,628,894 and aggregate gross unrealized depreciation for all securities of $314,810,663.

(c)	Illiquid security. At July 31, 2009, illiquid securities in aggregate had a value of $4,214,035 which represented 1.63% of the Master Fund’s net assets.
(d)	Fair valued security. At July 31, 2009, the fair valued securities represented 85.15% of the Master Fund’s net assets.

The value of such securities was determined by management primarily using a pricing tool which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities.

(e)	Interest-only security. At July 31, 2009 interest-only securities in aggregate had a value of $40,545,310 which represented 15.7% of the Master Fund’s net assets.
(f)	Variable rate security.
(g)	CDO security. At July 31,2009, collateralized debt obligations in aggregate had a value of $1,008,005 which represented 0.4% of the Master Fund’s net assets.
(h)	Defaulted security.

Clarion Value Fund Master, LLC (unaudited)
July 31, 2009

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the primary market for the investment/liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments

Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s Investments carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$74,814,132	$172,914,015
Corporate Bond	—	2,451,437	—
United States Government Obligation	2,825,688	—	—
Other Financial Instruments*	—	—	—
Total	$2,825,688	$77,265,569	$172,914,015

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Commercial Mortgage-Backed Securities
Balance as of 10/31/08	$241,840,796
Realized gain (loss)	(13,242,433)
Change in unrealized appreciation (depreciation)	(76,207,687)
Net amortization/accretion	(169,163)
Net purchases (sales)	7,134,697
Transfers in and/or out of Level 3	13,557,805
Balance as of 7/31/09	$172,914,015

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining values of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of certain CMBS securities are determined through the use of a pricing tool that uses as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing tool incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Observable market data that is available provides the basis for certain points in the pricing tool while interpolation methods are used to determine price points for ratings and vintages for which observable market data is not available.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:   September 29, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:   September 29, 2009

By:	/s/ Ramalingam Ganesh

Ramalingam Ganesh
Senior Vice President

Date:   September 29, 2009

CERTIFICATIONS

I, Daniel Heflin, certify that:

1.	I have reviewed this report on Form N-Q of Clarion Value Fund Master, LLC;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	September 29, 2009
/s/ Daniel Heflin

Daniel Heflin, President and
Chief Executive Officer

CERTIFICATIONS

I, Ramalingam Ganesh, certify that:

1.	I have reviewed this report on Form N-Q of Clarion Value Fund Master, LLC;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	September 29, 2009
/s/ Ramalingam Ganesh

Ramalingam Ganesh, Senior Vice President